Provisions and other non-current liabilities - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in provisions and other non-current liabilities
Balance as of the beginning of the period	$ 20,925	$ 20,613	$ 21,432
Allowances	1,446	1,756	1,248
Reversals	(1,560)	(1,378)	(2,414)
Currency translation adjustment	(404)	452	(33)
Other	(138)	(518)	380
Balance as of the end of the period	20,269	20,925	20,613
Asset retirement obligations
Changes in provisions and other non-current liabilities
Allowances	449	607	639
Reversals	(527)	(519)	(460)
Provisions for environmental contingencies
Changes in provisions and other non-current liabilities
Allowances	43	217	30
Reversals	(178)	(93)	(92)
Restructuring activities
Changes in provisions and other non-current liabilities
Allowances	415	271	60
Reversals	$ (178)	$ (135)	$ (122)